Risk management - Calibration and test measures (Details) - Trading market risk - item	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Calibration and test measures
Number of conditions met	2
Types of backtesting, number	3
Number of exceptions to VaR	2	0	1
Confidence level, percent	99.00%	99.00%	99.00%
Number of VaE breaks	1	0	12